CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 486,014	$ 424,690	$ 348,664
COST OF REVENUES	113,326	101,810	89,910
GROSS MARGIN	372,688	322,880	258,754
EXPENSES
Sales and marketing	56,573	46,895	38,785
Research and development	70,353	62,570	54,066
General and administrative	49,710	44,454	36,267
Other charges	5,441	6,428	2,335
Amortization of intangible assets	60,177	59,099	55,905
TOTAL EXPENSES	242,254	219,446	187,358
INCOME FROM OPERATIONS	130,434	103,434	71,396
INTEREST EXPENSE	(1,167)	(1,123)	(1,186)
INVESTMENT AND OTHER INCOME	4,461	299	159
INCOME BEFORE INCOME TAXES	133,728	102,610	70,369
INCOME TAX EXPENSE
Current	28,248	14,814	3,746
Deferred	3,244	1,514	14,523
TOTAL INCOME TAX EXPENSE	31,492	16,328	18,269
NET INCOME	$ 102,236	$ 86,282	$ 52,100
EARNINGS PER SHARE
Basic	$ 1.21	$ 1.02	$ 0.62
Diluted	$ 1.18	$ 1.00	$ 0.61
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic	84,791	84,591	84,360
Diluted	86,451	86,200	85,756